General and Administrative Expenses	6 Months Ended
Mar. 31, 2026
General and Administrative Expenses [Abstract]
General and administrative expenses

13. General and administrative expenses

General and administrative expenses consist primarily of the following expenses:

	For the Six Month Ended March 31, 2026	For the Six Months Ended March 31, 2025
Bank charges	$11,525	$7,885
Depreciation expenses	153,596	200,569
Insurance	5,180	58,835
Office expenses	356,030	517,659
Professional	1,782,273	557,756
Rental expenses	421,983	616,730
Repairs and maintenance	5,336	27,750
Salary and benefits	837,310	764,209
Management service fee	58,487	1,200,000
Stock-based compensation	1,259,037	382,815
Sundry	153,183	74,318
Tax and licenses	29,792	72,470
Vehicle expenses	9,659	28,897
Total	5,083,391	4,509,893